Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 445,146	$ 17,139
Accounts receivable	2,598	0
Related party receivable	264	0
Inventory	19,245	0
Prepaid expenses and other current assets	27,970	848
Total current assets	495,223	17,987
Property, plant, and equipment, net	14,311	418
Right-of-use assets	10,265	1,656
Investments in equity securities	4,948	122
Other assets	5,430	822
Total Assets	530,177	21,005
Current liabilities
Accounts payable	8,430	215
Accrued liabilities	6,026	1,062
Related party payables	3,633	560
Contract liabilities	11,230	2,608
Current portion of lease liabilities	1,886	618
Total current liabilities	31,205	5,063
Long term liabilities
Lease liabilities	8,830	1,181
Private placement warrant liability	15,228
Earnout liability	103,761
Other liabilities	1,296
Total liabilities	160,320	6,244
Commitments and contingencies
Stockholders' Equity
Common stock, $0.0001 par value; 400,000,000 shares authorized, 247,758,412 and 166,125,000 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively.	25	17
Additional paid-in capital	403,016	29,122
Accumulated deficit	(28,117)	(14,271)
Accumulated other comprehensive income (loss)	373	(16)
Total Hyzon Motors Inc. stockholders' equity	375,297	14,852
Noncontrolling interest	(5,440)	(91)
Total Stockholders' Equity	369,857	14,761
Total Liabilities and Stockholders' Equity	$ 530,177	$ 21,005